Bank and other loans - Schedule of bank and other loans (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jun. 29, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Bank and other loans	$ 108.8	$ 121.0		$ 131.6
Included in current liabilities	15.0	0.0
Included in non-current liabilities	93.8	121.0
Loan Notes due 2018
Disclosure of detailed information about borrowings [line items]
Bank and other loans	15.0	14.9
Loan Notes due 2021
Disclosure of detailed information about borrowings [line items]
Bank and other loans	24.9	24.9
Loan Notes due 2023
Disclosure of detailed information about borrowings [line items]
Bank and other loans	24.7	24.7
Loan Notes due 2026
Disclosure of detailed information about borrowings [line items]
Bank and other loans	24.7	24.7
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Bank and other loans	19.5	31.8
Gross carrying amount | Loan Notes due 2018
Disclosure of detailed information about borrowings [line items]
Bank and other loans	15.0	15.0	$ 50.0
Gross carrying amount | Loan Notes due 2021
Disclosure of detailed information about borrowings [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | Loan Notes due 2023
Disclosure of detailed information about borrowings [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | Loan Notes due 2026
Disclosure of detailed information about borrowings [line items]
Bank and other loans	25.0	25.0
Gross carrying amount | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Bank and other loans	21.3	32.8
Unamortized finance costs | Loan Notes due 2018
Disclosure of detailed information about borrowings [line items]
Bank and other loans	0.0	(0.1)
Unamortized finance costs | Loan Notes due 2021
Disclosure of detailed information about borrowings [line items]
Bank and other loans	(0.1)	(0.1)
Unamortized finance costs | Loan Notes due 2023
Disclosure of detailed information about borrowings [line items]
Bank and other loans	(0.3)	(0.3)
Unamortized finance costs | Loan Notes due 2026
Disclosure of detailed information about borrowings [line items]
Bank and other loans	(0.3)	(0.3)
Unamortized finance costs | Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Bank and other loans	$ (1.8)	$ (1.0)